Leases (Details) - Schedule of Lease Cost Recognized Supplemental Cash Flow Information Related to Operating Leases	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Schedule of Lease Cost Recognized Supplemental Cash Flow Information Related to Operating Leases [Abstract]
Operating lease cost	¥ 2,711,527	$ 377,661	¥ 2,508,388	¥ 5,002,684	$ 728,013	¥ 4,594,967	¥ 2,643,917
Cash paid for operating leases	¥ 2,822,023	$ 393,050	¥ 786,888	¥ 3,349,856	$ 487,486	¥ 4,587,894	¥ 2,601,625